JPMorgan Active Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 25.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	7,915,000	5,027,262
3.88%, 8/15/2040	600,000	567,703
4.75%, 2/15/2041	1,679,000	1,755,932
3.38%, 8/15/2042	1,400,000	1,215,047
4.38%, 8/15/2043	3,115,000	3,081,416
4.13%, 8/15/2044	2,400,000	2,284,500
3.00%, 11/15/2044	7,790,000	6,226,218
3.00%, 5/15/2045	3,230,000	2,574,032
3.00%, 2/15/2047	3,620,000	2,839,013
3.00%, 2/15/2048	14,235,000	11,089,955
3.00%, 8/15/2048	10,238,000	7,955,246
2.88%, 5/15/2049	4,470,000	3,378,342
2.38%, 11/15/2049	1,250,000	850,147
4.13%, 8/15/2053	1,194,000	1,139,104
4.25%, 2/15/2054	1,000,000	976,719
4.25%, 8/15/2054	7,605,000	7,437,452
U.S. Treasury Notes
4.63%, 6/15/2027	13,820,000	13,981,953
2.75%, 7/31/2027	7,000,000	6,755,820
4.63%, 9/30/2028	6,585,000	6,700,752
4.38%, 11/30/2028	3,000,000	3,028,359
3.75%, 12/31/2028	6,000,000	5,917,734
2.63%, 2/15/2029	2,800,000	2,640,969
2.38%, 3/31/2029	500,000	465,781
4.13%, 3/31/2029	3,895,000	3,896,522
4.63%, 4/30/2029	5,000,000	5,103,320
4.50%, 5/31/2029	14,675,000	14,915,189
4.13%, 8/31/2030	9,425,000	9,424,632
4.88%, 10/31/2030	1,300,000	1,350,781
4.38%, 11/30/2030	30,750,000	31,152,393
1.25%, 8/15/2031	4,190,000	3,487,520
1.38%, 11/15/2031	43,970,000	36,670,293
1.88%, 2/15/2032	600,000	515,602
4.50%, 11/15/2033	3,500,000	3,580,254
4.00%, 2/15/2034	5,074,400	4,997,888
3.88%, 8/15/2034	6,215,000	6,055,741
U.S. Treasury STRIPS Bonds
4.59%, 5/15/2040 (a)	5,015,000	2,465,289
5.68%, 2/15/2041 (a)	2,249,000	1,062,258
Total U.S. Treasury Obligations (Cost $223,057,293)		222,567,138
Mortgage-Backed Securities — 22.3%
FHLMC Gold Pools, Other
Pool # U99076, 4.50%, 12/1/2043	159,247	157,529
Pool # RE0003, 4.00%, 7/1/2049	547,869	515,968
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,342,003	1,188,725
Pool # QA9530, 2.50%, 5/1/2050	264,224	224,832

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QB3756, 2.50%, 9/1/2050	2,202,083	1,874,961
Pool # RA3653, 1.50%, 10/1/2050	695,671	533,707
Pool # RA3838, 3.00%, 10/1/2050	618,123	546,778
Pool # QB4903, 2.50%, 11/1/2050	547,569	466,730
Pool # QC2061, 2.00%, 5/1/2051	772,617	626,654
Pool # RA5303, 3.50%, 5/1/2051	2,287,607	2,074,749
Pool # RA5680, 2.00%, 8/1/2051	1,794,775	1,445,046
Pool # SD0809, 3.00%, 1/1/2052	1,333,365	1,178,031
Pool # SD8190, 3.00%, 1/1/2052	978,966	857,141
Pool # RA6815, 2.50%, 2/1/2052	1,404,943	1,186,946
Pool # QE0399, 3.00%, 4/1/2052	820,125	722,478
Pool # QE1075, 3.00%, 4/1/2052	861,298	756,366
Pool # SD1373, 3.00%, 5/1/2052	733,203	645,406
Pool # SD5754, 3.50%, 6/1/2052	1,188,797	1,080,241
Pool # QE6381, 4.00%, 7/1/2052	1,918,322	1,796,964
Pool # SD1189, 5.00%, 7/1/2052	1,964,043	1,933,472
Pool # SD1589, 5.00%, 7/1/2052	910,326	902,048
Pool # QE8520, 3.50%, 8/1/2052	850,740	772,498
Pool # SD2355, 4.50%, 12/1/2052	3,000,584	2,887,626
Pool # RJ1756, 4.50%, 6/1/2054	1,975,592	1,900,490
Pool # RJ2914, 5.50%, 11/1/2054	2,000,000	2,006,627
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	711,311	689,607
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	278,227	256,755
Pool # AL9397, 3.00%, 10/1/2046	368,041	327,167
Pool # BE9590, 3.50%, 5/1/2047	132,658	122,081
Pool # BK2113, 2.50%, 3/1/2050	246,259	209,294
Pool # BP8608, 2.50%, 6/1/2050	165,667	140,546
Pool # CA8670, 2.50%, 8/1/2050	1,538,869	1,304,265
Pool # BQ1367, 2.50%, 9/1/2050	970,842	825,716
Pool # BQ3137, 2.50%, 10/1/2050	396,015	339,486
Pool # FM4947, 2.00%, 12/1/2050	1,455,232	1,183,880
Pool # BP7667, 2.50%, 12/1/2050	399,480	340,915
Pool # CA8021, 2.50%, 12/1/2050	461,245	390,293
Pool # CA8044, 2.50%, 12/1/2050	376,636	318,799
Pool # CB0458, 2.50%, 5/1/2051	442,720	374,848
Pool # FM7293, 2.50%, 5/1/2051	215,670	183,928
Pool # CB0397, 3.00%, 5/1/2051	256,536	225,889
Pool # FM7346, 3.00%, 5/1/2051	449,556	396,129
Pool # FM7531, 3.00%, 5/1/2051	1,198,064	1,061,259
Pool # BT2415, 2.50%, 7/1/2051	1,543,134	1,304,620
Pool # FM7910, 2.50%, 7/1/2051	602,754	515,909
Pool # FM7957, 2.50%, 7/1/2051	744,581	633,728
Pool # CB1406, 3.00%, 8/1/2051	763,701	672,460
Pool # FM8479, 3.00%, 8/1/2051	604,133	531,956
Pool # FS5389, 2.50%, 11/1/2051	453,050	383,472
Pool # BU3608, 3.00%, 11/1/2051	124,485	109,674
Pool # FM9776, 3.00%, 11/1/2051	1,398,270	1,227,948
Pool # BU9885, 2.50%, 1/1/2052	561,581	473,791

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS8807, 3.00%, 1/1/2052	2,543,344	2,247,013
Pool # CB2750, 2.50%, 2/1/2052	1,957,880	1,651,164
Pool # CB2855, 2.50%, 2/1/2052	723,791	616,038
Pool # FS3381, 2.50%, 2/1/2052	1,071,341	902,244
Pool # FS0488, 3.00%, 2/1/2052	1,355,712	1,194,672
Pool # BV4133, 2.50%, 3/1/2052	1,265,366	1,067,374
Pool # FS8041, 2.50%, 3/1/2052	3,825,594	3,254,019
Pool # CB3384, 4.00%, 4/1/2052	366,998	343,904
Pool # BV5631, 3.00%, 6/1/2052	969,654	853,562
Pool # FS8114, 3.50%, 6/1/2052	1,148,752	1,045,767
Pool # CB3775, 4.00%, 6/1/2052	335,692	314,620
Pool # CB4160, 4.50%, 7/1/2052	2,735,415	2,630,749
Pool # FS2995, 5.50%, 10/1/2052	1,224,664	1,227,484
Pool # FS7276, 5.00%, 9/1/2053	1,338,242	1,314,703
Pool # BY9849, 6.00%, 10/1/2053	570,552	580,394
Pool # DC6900, 7.00%, 7/1/2054	800,000	831,823
Pool # DC6899, 6.50%, 9/1/2054	1,000,000	1,026,190
Pool # DB1954, 5.00%, 11/1/2054	2,100,000	2,061,116
FNMA, Other
Pool # BS2870, 1.27%, 8/1/2028	343,056	306,058
Pool # BL6257, 2.13%, 11/1/2028	1,189,601	1,086,641
Pool # BS5507, 3.23%, 11/1/2028	524,613	500,586
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,416,334
Pool # BL5459, 2.37%, 6/1/2029	963,996	879,583
Pool # BS5162, 2.73%, 9/1/2029	1,133,198	1,047,376
Pool # BZ1679, 4.49%, 9/1/2029	1,248,391	1,249,112
Pool # BS7010, 4.81%, 9/1/2029	230,000	232,567
Pool # BL4429, 2.25%, 10/1/2029	294,706	267,415
Pool # AM6835, 3.58%, 10/1/2029	1,148,406	1,097,858
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,328,470
Pool # BL4333, 2.52%, 11/1/2029	370,870	339,740
Pool # BZ1760, 4.82%, 11/1/2029	1,498,226	1,521,026
Pool # BS6161, 4.47%, 8/1/2030	489,481	486,745
Pool # BZ2136, 4.59%, 9/1/2030	999,445	1,005,014
Pool # BZ0392, 4.82%, 3/1/2031	794,795	807,964
Pool # BZ2621, 4.98%, 4/1/2031 ‡ (b)	2,788,000	2,824,635
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,001,421
Pool # BZ1524, 5.08%, 9/1/2031	674,675	691,755
Pool # BM6857, 1.83%, 12/1/2031 (c)	1,492,425	1,254,097
Pool # BZ1749, 4.24%, 12/1/2031	1,226,137	1,202,125
Pool # BZ1849, 4.74%, 1/1/2032	1,726,763	1,742,076
Pool # BM6898, 2.15%, 2/1/2032 (c)	1,981,862	1,695,345
Pool # BS5337, 3.01%, 4/1/2032	420,000	380,737
Pool # BZ1869, 4.76%, 4/1/2032	1,142,527	1,154,018
Pool # BS5581, 3.46%, 6/1/2032	365,441	340,876
Pool # BS5659, 3.66%, 6/1/2032	795,000	746,862
Pool # AN5759, 3.29%, 7/1/2032	1,123,275	1,034,280
Pool # BS5530, 3.30%, 7/1/2032	826,000	757,494
Pool # BS6132, 3.86%, 7/1/2032	415,000	396,108

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,630,668
Pool # BS6276, 3.97%, 8/1/2032	680,000	650,555
Pool # AM0762, 3.29%, 9/1/2032	835,400	773,017
Pool # BS5718, 3.46%, 9/1/2032	900,000	831,909
Pool # BS6689, 3.83%, 9/1/2032	390,000	371,132
Pool # BM6466, 1.33%, 10/1/2032 (c)	7,258,992	5,772,812
Pool # BS6417, 3.83%, 10/1/2032	491,917	467,733
Pool # BS6951, 3.90%, 10/1/2032	500,000	476,438
Pool # BS6619, 3.91%, 10/1/2032	590,041	560,847
Pool # BM6491, 1.46%, 11/1/2032 (c)	2,169,616	1,745,279
Pool # BS6731, 3.78%, 11/1/2032	131,968	124,884
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,871,422
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,016,336
Pool # BM6552, 1.56%, 1/1/2033 (c)	7,884,662	6,380,170
Pool # BZ0159, 4.98%, 1/1/2033	490,000	500,031
Pool # BZ1867, 4.74%, 3/1/2033	1,839,617	1,853,410
Pool # BS1636, 2.25%, 4/1/2033	750,000	633,724
Pool # BS1899, 2.17%, 5/1/2033	605,000	507,660
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,234,641
Pool # BS9616, 4.79%, 9/1/2033	300,000	302,641
Pool # BZ0419, 4.25%, 1/1/2034	605,000	589,633
Pool # BZ0430, 4.32%, 2/1/2034	325,000	318,215
Pool # BZ0401, 4.52%, 3/1/2034	400,000	396,810
Pool # BL2213, 3.34%, 5/1/2034	992,151	904,072
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,025,890
Pool # BL3772, 2.92%, 10/1/2034	108,788	96,028
Pool # BZ2256, 4.71%, 11/1/2034	2,000,000	2,004,115
Pool # BL7071, 1.91%, 6/1/2035	383,000	296,998
Pool # AN4430, 3.61%, 1/1/2037	402,619	380,498
Pool # BS5761, 3.87%, 6/1/2037	100,000	92,238
Pool # MA1177, 3.50%, 9/1/2042	48,355	44,872
Pool # CA4632, 4.00%, 11/1/2043	556,011	535,640
Pool # BF0454, 3.00%, 10/1/2053	566,168	498,392
Pool # BF0189, 3.00%, 6/1/2057	652,759	562,781
Pool # BF0440, 3.00%, 1/1/2060	414,159	358,370
Pool # BF0546, 2.50%, 7/1/2061	1,009,119	826,169
Pool # BF0561, 3.00%, 9/1/2061	2,652,900	2,269,753
Pool # BF0646, 2.50%, 6/1/2062	780,712	646,667
Pool # BF0720, 4.00%, 3/1/2063	3,667,423	3,385,318
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 5.00%, 12/25/2054 (b)	4,000,000	3,924,757
TBA, 5.50%, 12/25/2054 (b)	10,000,000	9,987,726
TBA, 2.50%, 1/25/2055 (b)	22,810,000	19,103,627
TBA, 3.00%, 1/25/2055 (b)	3,075,000	2,681,945
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,145,919	1,175,337
GNMA II Pool # CK7234 ARM, 5.43%, 2/20/2072 (c)	423,026	436,227
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	126,404	116,713
Pool # AK8802, 3.75%, 3/20/2046	292,719	273,876

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 787457, 4.00%, 3/20/2052	1,454,229	1,395,441
Pool # MA8343, 2.50%, 10/20/2052 (b)	2,871,068	2,454,637
Pool # CO8957, 5.00%, 12/20/2052	768,082	751,506
Pool # 786842, 4.00%, 4/20/2053	1,730,314	1,606,739
Pool # CX2674, 6.00%, 10/20/2053	226,223	231,356
Pool # DD2409, 6.50%, 6/20/2054	896,163	917,376
Pool # DD0108, 6.50%, 7/20/2054	1,395,369	1,439,919
Pool # DD0109, 7.00%, 7/20/2054	797,601	832,905
Pool # DD0094, 7.00%, 8/20/2054	1,033,433	1,079,175
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	778,916	749,542
Pool # 787496, 6.00%, 7/20/2064	857,677	859,357
Total Mortgage-Backed Securities (Cost $194,106,450)		195,739,511
Asset-Backed Securities — 19.6%
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (d)	80,999	81,460
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	439,814
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	368,000	364,087
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (d)	500,000	495,099
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	544,000	526,693
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	901,393
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	99,977	94,997
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	662,186
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	731,502
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,298,051
Series 2019-SFR1, Class D, 3.25%, 1/19/2039 (d)	500,000	481,176
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	940,539
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	484,905
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	646,842
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,007,624
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	57,977	55,874
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	289,680	273,176
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	995,000	1,005,410
7.12%, 7/16/2054 ‡	995,000	1,000,074
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,250,000	1,253,046
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	349,728	342,937
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (d)	2,500,000	2,489,495
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	495,911
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,582,564
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	361,274
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,147,634
Business Jet Securities LLC
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	2,771,179	2,739,881
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	2,064,186	2,036,429

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	213,123	205,984
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	660,000	663,217
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400,000	385,514
Series 2022-P1, Class A4, 3.52%, 2/10/2028	300,000	294,353
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (c) (d)	4,000,000	3,757,543
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	880,000	696,340
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (c) (d)	1,334,644	1,350,841
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (c) (d)	1,554,000	1,585,389
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (c) (d)	1,000,000	1,020,211
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (c) (d)	324,000	330,536
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,363,834
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	660,000	663,702
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	510,000	509,902
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	411,610
Credit Acceptance Auto Loan Trust
Series 2021-4, Class A, 1.26%, 10/15/2030 (d)	1,921	1,918
Series 2021-4, Class C, 1.94%, 2/18/2031 (d)	480,000	475,494
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	600,000	604,461
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	1,600,000	1,578,243
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,996,651	1,996,651
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	226,824	231,756
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	1,973,238
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,022,773
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,014,370
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,119,492
Energy Assets, 8.11%, 8/25/2044 ‡	239,627	241,746
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	472,935
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	161,575
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	352,250
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	389,270
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	487,672
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	285,225
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	597,633
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	424,481
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	1,355,000	1,279,713
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	937,863
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	294,992	282,422
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,451,215
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (c) (d)	1,600,000	1,535,329
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (c) (d)	3,363,095	3,117,460
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (c) (d)	600,000	549,047
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	3,022,400	2,810,021

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	488,732
Foundation Finance Trust
Series 2020-1A, Class C, 5.75%, 7/16/2040 (d)	1,000,000	996,142
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	673,549	625,678
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	500,000	529,535
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	500,000	510,624
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	590,000	584,125
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	545,000	510,603
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,171,239
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,076,712
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	478,954	482,666
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	1,000,000	975,388
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,002,445
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	512,633
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	302,171
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,012,239
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	301,425
Goodgreen (Cayman Islands) Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	345,706	311,301
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	468,691	471,831
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	468,695	474,648
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	640,177	580,105
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	607,606	501,310
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	354,000	366,802
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	359,102
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	423,727	371,004
HERO Funding Trust (Cayman Islands) Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	496,204	414,610
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	315,548	311,492
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	419,178	421,966
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	2,875,000	2,890,614
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	267,831	249,007
HINNT LLC Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	558,704	562,512
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,121,828	2,927,105
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	2,401,406	2,239,195
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	334,419	326,076
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	479,878	417,110
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,481,542
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,572,339
Jonah Energy Abs LLC Series 2022-1, Class B, 7.63%, 8/10/2039 ‡	2,968,640	2,957,953
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,411,902

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	366,416
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,756,612
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,399,030
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (d)	775,000	770,909
Mariner Finance Issuance Trust
Series 2020-AA, Class B, 3.21%, 8/21/2034 (d)	146,678	146,250
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	289,378
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	186,779
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	211,849
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	726,039
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	181,752
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	364,502	369,522
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	580,000	586,011
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	225,954	230,028
MVW LLC Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	104,327	98,776
New Residential Mortgage Loan Trust Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	430,697
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	878,530	849,657
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	727,801	700,980
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	259,866	248,375
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	1,525,697	1,502,270
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	131,704	129,487
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	673,707
OneMain Financial Issuance Trust Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,372,535
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	930,239
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,301,548
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	206,000	207,017
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	672,846	649,955
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	1,253,341	1,222,530
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	3,679,441	3,562,307
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	624,510	604,972
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,001,694
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,097,576
Pagaya AI Technology in Housing Trust
Series 2022-1, Class E2, 4.25%, 8/25/2025 (d)	702,000	683,370
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	516,357
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	964,168
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,013,187
PRET LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (d) (e)	358,745	357,642
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A1, 4.99%, 2/25/2061 (d) (e)	143,603	142,856
Progress Residential
Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	97,166	93,235
Series 2021-SFR1, Class C, 1.56%, 4/17/2038 (d)	500,000	479,756
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	669,834

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,431	94,896
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,368,172
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	417,699	374,001
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	427,671
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	1,615,981	1,484,909
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	1,548,000	1,414,672
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	198,389	194,515
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	223,149
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (d)	2,800,000	2,720,752
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	289,768
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	1,796,000	1,735,357
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,274,010
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (d)	175,336	158,038
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	365,039	320,104
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	1,733,161	1,725,479
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	751,873	760,716
Series 2024-2A, Class M, 6.83%, 11/20/2060 ‡ (d)	1,339,612	1,307,068
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (d)	942,924	929,164
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	604,223
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	811,381
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (e)	3,491,587	3,444,101
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	547,231
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	405,065
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	405,229
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,387,184
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (d)	559,040	565,486
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	300,000	310,441
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	296,309
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	1,710,000	1,747,033
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,855,223
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	60,579	58,352
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	17,817	17,068
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	273,783	278,054
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	247,724	247,527
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	647,265	640,970
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	1,545,738	1,537,104
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	658,523	674,227
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	1,500,000	1,566,709
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,220,000	1,234,364
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (d)	110,410	110,408
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	456,707

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	267,379
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,020,341
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	293,055
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	966,000	988,968
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (d) (e)	49,009	48,764
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (d) (e)	353,528	352,500
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (d) (e)	62,741	62,615
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (d) (e)	75,577	75,366
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (d) (e)	254,166	253,883
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	584,065	587,441
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	364,803
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,243,780
Total Asset-Backed Securities (Cost $170,841,649)		172,562,219
Corporate Bonds — 14.2%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (d)	100,000	104,696
Boeing Co. (The)
3.38%, 6/15/2046	1,160,000	777,836
3.63%, 3/1/2048	790,000	545,928
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110,000	112,116
5.40%, 7/31/2033	100,000	102,297
4.85%, 4/27/2035	115,000	111,783
Northrop Grumman Corp. 5.15%, 5/1/2040	110,000	108,936
RTX Corp. 3.03%, 3/15/2052	170,000	113,338
		1,976,930
Automobiles — 0.3%
General Motors Co. 5.95%, 4/1/2049	130,000	129,922
Hyundai Capital America
4.55%, 9/26/2029 (d)	250,000	245,586
4.75%, 9/26/2031 (d)	2,000,000	1,966,061
		2,341,569
Banks — 3.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (d) (f)	200,000	181,789
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (f)	700,000	702,093
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (d) (f)	500,000	511,543
Banco Santander SA (Spain) 5.44%, 7/15/2031	200,000	203,974
Bank of America Corp.
(SOFR + 1.06%), 2.09%, 6/14/2029 (f)	500,000	456,307
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	500,000	430,774
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	3,230,000	3,317,992
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	1,000,000	999,394
(SOFR + 1.88%), 2.83%, 10/24/2051 (f)	225,000	148,165
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (f)	445,000	453,898
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (f)	165,000	163,702

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (f)	445,000	438,128
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (d)	200,000	206,189
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (f)	200,000	210,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042 (f)	200,000	151,160
(SOFR + 2.42%), 6.04%, 3/12/2055 (f)	216,000	228,775
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (f)	400,000	403,397
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (f)	2,335,000	2,345,448
(SOFR + 1.88%), 5.74%, 2/20/2035 (d) (f)	475,000	485,105
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (f)	250,000	256,851
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (f)	500,000	545,141
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (f)	250,000	254,451
CaixaBank SA (Spain) (SOFR + 2.26%), 6.04%, 6/15/2035 (d) (f)	1,010,000	1,040,003
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (f)	150,000	146,701
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	1,026,000	1,010,302
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	250,000	212,895
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	1,275,000	1,303,712
Credit Agricole SA (France) (SOFR + 1.86%), 6.32%, 10/3/2029 (d) (f)	250,000	261,500
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (f)	400,000	409,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (f)	221,000	217,274
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	200,000	180,917
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	280,000	281,933
(SOFR + 1.52%), 5.73%, 5/17/2032 (f)	200,000	205,679
(SOFR + 1.78%), 5.72%, 3/4/2035 (f)	1,200,000	1,235,593
(SOFR + 2.65%), 6.33%, 3/9/2044 (f)	200,000	218,847
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (f)	280,000	283,204
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (d) (f)	280,000	278,057
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (f)	200,000	205,448
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (f)	200,000	208,990
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (f)	200,000	205,595
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (f)	230,000	224,506
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (f)	592,000	590,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	480,000	493,646
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.81%, 10/21/2032 (f)	340,000	336,720
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (f)	505,000	502,718
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (f)	550,000	567,389
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (f)	680,000	668,268
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (d)	205,000	209,330

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	436,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (f)	500,000	426,660
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (f)	200,000	211,233
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (f)	214,000	218,277
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (d) (f)	200,000	202,899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (f)	965,000	957,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (f)	555,000	571,098
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	400,000	411,077
Truist Financial Corp. (SOFR + 1.92%), 5.71%, 1/24/2035 (f)	615,000	634,483
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	100,000	103,573
Wells Fargo & Co.
(SOFR + 1.79%), 6.30%, 10/23/2029 (f)	315,000	331,287
(SOFR + 2.06%), 6.49%, 10/23/2034 (f)	265,000	289,021
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	990,000	1,014,602
(SOFR + 1.38%), 5.21%, 12/3/2035 (f)	2,060,000	2,069,036
(SOFR + 2.13%), 4.61%, 4/25/2053 (f)	185,000	165,041
		32,636,725
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	155,000	167,545
Biotechnology — 0.4%
AbbVie, Inc.
4.55%, 3/15/2035	150,000	145,172
4.05%, 11/21/2039	300,000	267,041
4.85%, 6/15/2044	1,000,000	946,026
4.25%, 11/21/2049	255,000	219,789
Amgen, Inc. 5.75%, 3/2/2063	225,000	229,061
Gilead Sciences, Inc.
2.60%, 10/1/2040	315,000	227,976
5.60%, 11/15/2064	1,000,000	1,025,414
		3,060,479
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.25%, 5/12/2061	160,000	110,801
Building Products — 0.0% ^
Masco Corp. 6.50%, 8/15/2032	100,000	108,135
Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (f)	110,000	116,566
(SOFR + 1.85%), 6.47%, 10/25/2034 (f)	110,000	121,354
Deutsche Bank AG (Germany)
(SOFR + 1.59%), 5.71%, 2/8/2028 (f)	275,000	278,499
(SOFR + 3.18%), 6.72%, 1/18/2029 (f)	325,000	339,654
5.41%, 5/10/2029	205,000	209,202
(SOFR + 1.70%), 5.00%, 9/11/2030 (f)	225,000	222,247
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	445,000	385,368

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	235,000	229,095
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.73%, 4/25/2030 (f)	215,000	221,907
(SOFR + 1.21%), 5.05%, 7/23/2030 (f)	170,000	170,903
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	250,000	213,295
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	350,000	366,851
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	1,070,000	1,080,519
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	2,000,000	1,976,576
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (f)	250,000	228,376
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	250,000	252,680
(SOFR + 1.22%), 5.04%, 7/19/2030 (f)	135,000	135,983
(SOFR + 1.87%), 5.25%, 4/21/2034 (f)	250,000	252,436
(SOFR + 1.73%), 5.47%, 1/18/2035 (f)	561,000	572,966
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	185,000	187,693
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	1,200,000	933,117
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	750,000	773,340
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (f)	200,000	204,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (f)	400,000	429,114
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (d) (f)	200,000	150,914
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (f)	1,000,000	991,319
		11,044,886
Chemicals — 0.2%
CF Industries, Inc. 5.15%, 3/15/2034	100,000	98,866
DuPont de Nemours, Inc. 5.32%, 11/15/2038	739,000	767,701
LYB International Finance III LLC 4.20%, 10/15/2049	240,000	190,404
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	85,000	79,136
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	489,000	487,168
		1,623,275
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (d)	70,000	73,759
Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	200,000	186,760
3.30%, 1/30/2032	530,000	470,288
3.85%, 10/29/2041	520,000	424,728
Avolon Holdings Funding Ltd. (Ireland)
4.38%, 5/1/2026 (d)	40,000	39,132
2.53%, 11/18/2027 (d)	300,000	278,757
5.75%, 11/15/2029 (d)	2,550,000	2,611,327
General Motors Financial Co., Inc.
5.95%, 4/4/2034	200,000	206,167
5.45%, 9/6/2034	575,000	574,970

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.15%, 3/17/2030 (d)	145,000	142,898
6.50%, 3/26/2031 (d)	500,000	519,093
		5,454,120
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130,000	129,229
5.00%, 4/15/2042	95,000	89,852
5.50%, 9/15/2054	90,000	89,217
		308,298
Containers & Packaging — 0.1%
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (d)	755,000	770,126
Sonoco Products Co. 5.00%, 9/1/2034	250,000	243,984
		1,014,110
Diversified REITs — 0.0% ^
WP Carey, Inc. 2.25%, 4/1/2033	100,000	80,778
Diversified Telecommunication Services — 0.2%
AT&T, Inc.
3.50%, 6/1/2041	145,000	115,983
3.55%, 9/15/2055	470,000	333,999
3.80%, 12/1/2057	1,005,000	739,613
Verizon Communications, Inc.
3.55%, 3/22/2051	155,000	115,206
2.99%, 10/30/2056	290,000	183,519
		1,488,320
Electric Utilities — 1.1%
Baltimore Gas and Electric Co. 5.65%, 6/1/2054	110,000	114,701
DTE Electric Co. Series B, 3.25%, 4/1/2051	200,000	144,890
Duke Energy Corp.
3.75%, 9/1/2046	270,000	208,041
5.80%, 6/15/2054	300,000	306,987
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	100,000	84,925
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	200,000	208,641
Emera US Finance LP (Canada) 4.75%, 6/15/2046	500,000	435,057
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (d)	235,000	237,136
5.50%, 6/26/2034 (d)	350,000	355,998
Entergy Arkansas LLC 5.75%, 6/1/2054	70,000	74,028
Entergy Mississippi LLC 5.85%, 6/1/2054	115,000	122,409
Entergy Texas, Inc.
5.80%, 9/1/2053	125,000	130,726
5.55%, 9/15/2054	564,000	574,164
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (d)	215,000	213,435
Fortis, Inc. (Canada) 3.06%, 10/4/2026	100,000	96,872
Interstate Power and Light Co. 5.45%, 9/30/2054	355,000	355,604

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	100,000	90,501
5.40%, 6/1/2033 (d)	200,000	202,235
Monongahela Power Co. 5.85%, 2/15/2034 (d)	100,000	104,880
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	120,000	116,252
5.55%, 3/15/2054	200,000	202,451
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	462,345
Oncor Electric Delivery Co. LLC 5.30%, 6/1/2042	650,000	652,672
Pacific Gas and Electric Co.
6.40%, 6/15/2033	125,000	134,060
5.80%, 5/15/2034	285,000	296,301
4.45%, 4/15/2042	230,000	197,887
4.30%, 3/15/2045	745,000	616,792
3.50%, 8/1/2050	255,000	183,433
5.90%, 10/1/2054	95,000	97,527
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	297,285
Series A-3, 5.53%, 6/1/2049	345,000	358,928
PPL Capital Funding, Inc. 5.25%, 9/1/2034	120,000	121,347
PPL Electric Utilities Corp. 5.25%, 5/15/2053	105,000	105,788
Public Service Co. of Oklahoma
5.25%, 1/15/2033	100,000	100,936
Series K, 3.15%, 8/15/2051	135,000	90,910
Public Service Electric and Gas Co. 3.00%, 3/1/2051	205,000	141,383
Sierra Pacific Power Co. 5.90%, 3/15/2054	145,000	152,906
Southern California Edison Co.
5.45%, 6/1/2031	180,000	185,881
6.00%, 1/15/2034	100,000	107,420
5.70%, 3/1/2053	110,000	113,505
5.75%, 4/15/2054	220,000	228,937
Union Electric Co.
4.00%, 4/1/2048	120,000	98,694
5.13%, 3/15/2055	235,000	228,082
Virginia Electric and Power Co. 5.55%, 8/15/2054	130,000	133,273
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	421,000	437,057
5.70%, 12/30/2034 (b) (d)	145,000	147,163
		10,070,445
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	280,000	288,584
Warnermedia Holdings, Inc. 5.14%, 3/15/2052	715,000	574,756
		863,340
Financial Services — 0.2%
Fiserv, Inc.
5.15%, 8/12/2034	400,000	400,627
4.40%, 7/1/2049	90,000	77,835

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Global Payments, Inc.
5.30%, 8/15/2029	100,000	101,144
4.15%, 8/15/2049	120,000	95,164
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (d) (f)	435,000	416,626
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (d) (f)	220,000	215,506
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (d)	400,000	407,043
		1,713,945
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	100,000	88,278
4.65%, 9/17/2034	751,000	727,318
JBS USA Holding Lux Sarl 6.75%, 3/15/2034	93,000	101,302
JBS USA Holding Lux SARL
3.75%, 12/1/2031	135,000	121,087
4.38%, 2/2/2052	240,000	187,907
		1,225,892
Gas Utilities — 0.1%
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	598,263
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	100,000	76,738
2.88%, 6/15/2052	570,000	378,008
5.50%, 3/15/2055	140,000	145,169
Uber Technologies, Inc.
4.80%, 9/15/2034	145,000	141,939
5.35%, 9/15/2054	240,000	234,109
		975,963
Health Care Equipment & Supplies — 0.3%
Solventum Corp. 5.60%, 3/23/2034 (d)	2,503,000	2,541,300
Health Care Providers & Services — 0.4%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	872,888
Cigna Group (The) 3.40%, 3/15/2051	170,000	119,818
CVS Health Corp.
5.13%, 2/21/2030	114,000	114,058
5.05%, 3/25/2048	325,000	288,052
HCA, Inc.
5.60%, 4/1/2034	200,000	202,251
5.45%, 9/15/2034	120,000	119,878
4.63%, 3/15/2052	735,000	609,962
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	419,504
3.25%, 5/15/2051	185,000	130,620
5.63%, 7/15/2054	670,000	695,095
		3,572,126

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — 0.2%
Healthcare Realty Holdings LP 3.10%, 2/15/2030	500,000	453,162
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	977,556
Welltower OP LLC 6.50%, 3/15/2041	100,000	111,331
		1,542,049
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
5.80%, 3/1/2033	200,000	209,517
5.75%, 10/1/2041	455,000	463,363
5.60%, 6/15/2042	850,000	858,293
6.50%, 10/1/2053	150,000	167,503
Southern Power Co. 5.15%, 9/15/2041	310,000	302,845
		2,001,521
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	260,000	257,430
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (d)	150,000	143,777
Prologis LP
2.25%, 4/15/2030	100,000	88,489
5.25%, 3/15/2054	222,000	219,933
		709,629
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	130,000	134,667
Corebridge Global Funding 5.20%, 6/24/2029 (d)	275,000	278,539
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	320,000	329,476
F&G Global Funding 5.88%, 6/10/2027 (d)	200,000	203,246
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (d)	80,000	60,738
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (d)	150,000	153,082
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	120,000	92,549
Pine Street Trust III 6.22%, 5/15/2054 (d)	200,000	211,964
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (d)	75,000	62,891
		1,527,152
Interactive Media & Services — 0.2%
Meta Platforms, Inc.
5.60%, 5/15/2053	125,000	131,494
5.40%, 8/15/2054	1,500,000	1,531,531
		1,663,025
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	295,000	288,542
4.50%, 10/4/2034	200,000	194,462
		483,004
Media — 0.7%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	914,458
3.50%, 3/1/2042	700,000	495,490
4.80%, 3/1/2050	335,000	264,463

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.70%, 4/1/2051	950,000	629,705
3.90%, 6/1/2052	835,000	568,129
Comcast Corp.
5.30%, 6/1/2034	500,000	512,993
4.20%, 8/15/2034	250,000	235,361
3.25%, 11/1/2039	1,210,000	954,080
4.00%, 11/1/2049	675,000	543,967
2.94%, 11/1/2056	1,345,000	844,073
Discovery Communications LLC 3.63%, 5/15/2030	150,000	135,666
		6,098,385
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (d)	100,000	102,649
Newmont Corp.
3.25%, 5/13/2030	100,000	92,917
5.75%, 11/15/2041	100,000	102,954
Steel Dynamics, Inc.
5.38%, 8/15/2034	200,000	203,356
3.25%, 10/15/2050	85,000	59,315
		561,191
Multi-Utilities — 0.1%
Ameren Illinois Co. 5.55%, 7/1/2054	200,000	208,960
Consumers Energy Co. 3.25%, 8/15/2046	80,000	60,644
Puget Energy, Inc. 2.38%, 6/15/2028	100,000	91,774
Puget Sound Energy, Inc. 5.69%, 6/15/2054	350,000	365,301
San Diego Gas & Electric Co. 3.95%, 11/15/2041	55,000	45,803
Southern Co. Gas Capital Corp.
4.40%, 6/1/2043	140,000	122,841
Series 21A, 3.15%, 9/30/2051	385,000	262,228
		1,157,551
Oil, Gas & Consumable Fuels — 1.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (d)	165,000	159,635
5.80%, 10/1/2054 (d)	150,000	144,569
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (d)	150,000	148,027
5.75%, 9/16/2044 (d)	1,487,000	1,504,520
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	583,666
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (d)	101,000	99,742
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (d)	100,000	104,136
5.70%, 10/1/2054 (d)	925,000	922,879
ConocoPhillips Co.
5.30%, 5/15/2053	85,000	83,536
5.50%, 1/15/2055 (b)	680,000	684,855
Devon Energy Corp. 5.75%, 9/15/2054	305,000	293,969
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	600,000	598,245

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	190,000	195,748
Energy Transfer LP
5.60%, 9/1/2034	400,000	407,904
6.50%, 2/1/2042	260,000	280,290
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	479,510
Exxon Mobil Corp.
3.00%, 8/16/2039	90,000	71,044
3.45%, 4/15/2051	95,000	70,969
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,531,232
Kinder Morgan, Inc.
5.00%, 2/1/2029	115,000	115,842
3.25%, 8/1/2050	615,000	413,015
Marathon Petroleum Corp. 6.50%, 3/1/2041	70,000	75,413
MPLX LP 5.50%, 6/1/2034	280,000	283,223
NGPL PipeCo LLC
4.88%, 8/15/2027 (d)	100,000	99,447
3.25%, 7/15/2031 (d)	100,000	87,637
ONEOK, Inc.
4.75%, 10/15/2031	185,000	182,419
4.95%, 7/13/2047	500,000	443,644
5.70%, 11/1/2054	300,000	298,498
Ovintiv, Inc.
6.25%, 7/15/2033	200,000	209,736
6.50%, 2/1/2038	235,000	247,887
Phillips 66 Co. 4.90%, 10/1/2046	125,000	112,646
Plains All American Pipeline LP 4.90%, 2/15/2045	450,000	398,621
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	65,000	64,932
5.03%, 10/1/2029 (d)	75,000	74,424
Targa Resources Corp. 5.50%, 2/15/2035	415,000	421,132
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	125,000	87,240
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	977,360
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	300,000	311,657
Williams Cos., Inc. (The) 5.80%, 11/15/2054	300,000	310,017
		13,579,266
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	1,150,000	707,813
3.70%, 3/15/2052	126,000	97,677
5.55%, 2/22/2054	20,000	20,683
5.65%, 2/22/2064	180,000	184,078
Eli Lilly & Co. 5.00%, 2/9/2054	130,000	126,567
Merck & Co., Inc. 2.90%, 12/10/2061	180,000	110,947
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	200,000	151,415
3.18%, 7/9/2050	200,000	137,639
		1,536,819

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	677,514
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	100,000	82,610
5.50%, 4/1/2034	525,000	536,163
UDR, Inc. 3.10%, 11/1/2034	100,000	83,809
		702,582
Retail REITs — 0.1%
NNN REIT, Inc.
5.60%, 10/15/2033	100,000	103,050
5.50%, 6/15/2034	70,000	71,533
Realty Income Corp.
4.85%, 3/15/2030	100,000	100,447
5.38%, 9/1/2054	200,000	199,032
		474,062
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
5.05%, 7/12/2029	350,000	353,941
2.45%, 2/15/2031 (d)	150,000	130,830
4.55%, 2/15/2032	539,000	527,544
3.50%, 2/15/2041 (d)	750,000	600,356
Intel Corp.
3.73%, 12/8/2047	260,000	186,056
3.25%, 11/15/2049	185,000	120,157
3.05%, 8/12/2051	185,000	114,527
5.70%, 2/10/2053	110,000	105,005
KLA Corp. 3.30%, 3/1/2050	95,000	69,441
NXP BV (China) 3.25%, 5/11/2041	180,000	136,082
Texas Instruments, Inc. 5.05%, 5/18/2063	95,000	91,056
		2,434,995
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	863,040
Intuit, Inc. 5.50%, 9/15/2053	70,000	71,824
Oracle Corp.
3.65%, 3/25/2041	215,000	173,898
3.60%, 4/1/2050	240,000	177,424
		1,286,186
Specialized REITs — 0.0% ^
Extra Space Storage LP 5.90%, 1/15/2031	80,000	83,785
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	880,246
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 4.10%, 8/8/2062	260,000	218,222
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	990,000	976,832
		1,195,054

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	100,000	92,278
4.39%, 8/15/2037	130,000	116,029
3.98%, 9/25/2050	465,000	347,734
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	487,341
		1,043,382
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.38%, 7/15/2029 (d)	290,000	294,745
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200,000	202,968
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
3.88%, 4/15/2030	200,000	191,086
3.00%, 2/15/2041	595,000	444,029
3.40%, 10/15/2052	385,000	273,205
5.50%, 1/15/2055	79,000	78,903
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	115,000	103,573
5.75%, 6/28/2054	400,000	401,477
		1,492,273
Total Corporate Bonds (Cost $122,973,597)		124,678,388
Collateralized Mortgage Obligations — 7.4%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (e)	2,715,000	2,725,186
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	1,720,000	1,720,830
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (c) (d)	1,000,000	920,861
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (c) (d)	2,470,000	2,348,199
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (c) (d)	300,000	279,181
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (c) (d)	1,222,165	964,424
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (e)	669,181	583,221
Series 2018-1, Class M60C, 3.50%, 5/25/2057	264,612	245,236
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,169,295	1,081,870
Series 2017-4, Class MT, 3.50%, 6/25/2057	4,023	3,613
Series 2019-1, Class MA, 3.50%, 7/25/2058	819,700	779,771
Series 2019-1, Class MT, 3.50%, 7/25/2058	492,514	437,435
Series 2019-2, Class HT, 3.00%, 8/25/2058	570,691	489,744
Series 2019-4, Class MA, 3.00%, 2/25/2059	6,300,527	5,844,334
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,506,438	2,180,265
Series 2021-1, Class MTU, 2.50%, 9/25/2060	660,956	540,671
Series 2021-2, Class MTU, 2.50%, 11/25/2060	718,496	589,216
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,904,911	2,615,073
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,370,834	1,276,945
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	273,700	263,478

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5073, Class GA, 1.50%, 8/25/2044	1,045,840	867,078
Series 5027, Class JA, 2.00%, 10/25/2044	148,894	135,524
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	869,189
Series 4585, Class DA, 3.00%, 6/15/2045	248,435	231,775
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	433,692
Series 4710, Class JE, 2.75%, 6/15/2047	568,724	508,634
Series 5149, Class HB, 1.25%, 8/25/2048	615,740	491,407
Series 4994, Class LI, IO, 4.00%, 12/25/2048	158,349	31,086
Series 4913, Class UA, 3.00%, 3/15/2049	827,361	732,869
Series 4863, Class H, 7.00%, 3/15/2049	500,664	533,693
Series 4896, Class CG, 3.50%, 4/15/2049	321,269	301,032
Series 5141, Class PA, 1.00%, 4/25/2050	312,331	255,101
Series 5000, Class EA, 1.00%, 7/25/2050	839,436	631,496
Series 5023, Class TE, 1.00%, 10/25/2050	2,960,504	2,217,911
Series 5088, Class MP, 1.00%, 12/25/2050	500,803	386,223
Series 5063, Class LC, 0.75%, 1/25/2051	529,578	404,140
Series 5132, Class EB, 1.25%, 8/25/2051	985,658	737,307
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,545,735
Series 4862, Class NO, PO, 8/15/2057	1,961,970	1,232,672
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	240,587	208,794
Series 326, Class 350, 3.50%, 3/15/2044	505,624	467,590
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	813,058	839,993
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	265,000	252,453
Series 2012-28, Class PT, 4.00%, 3/25/2042	910,821	866,019
Series 2013-9, Class CB, 5.50%, 4/25/2042	768,197	782,745
Series 2012-124, Class PA, 2.50%, 7/25/2042	105,426	96,633
Series 2012-130, Class DC, 3.00%, 12/25/2042	311,175	280,172
Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,031,382
Series 2017-87, Class EA, 3.00%, 4/25/2044	259,419	234,148
Series 2019-60, Class DA, 2.50%, 3/25/2049	188,858	166,515
Series 2019-12, Class BA, 3.00%, 4/25/2049	285,471	250,421
Series 2020-50, Class A, 2.00%, 7/25/2050	430,915	358,053
Series 2020-54, Class UB, 5.00%, 7/25/2050	138,144	136,199
Series 2020-70, Class AD, 1.50%, 10/25/2050	315,808	250,836
Series 2021-27, Class EC, 1.50%, 5/25/2051	148,338	117,686
GNMA
Series 2012-13, Class FQ, 5.04%, 1/20/2038 (c)	329,538	329,011
Series 2019-83, Class YA, 4.77%, 6/20/2040 (c)	171,189	171,442
Series 2013-91, Class WA, 4.43%, 4/20/2043 (c)	233,244	221,816
Series 2021-50, Class LD, 1.50%, 1/20/2048	923,237	787,239
Series 2021-66, Class QA, 1.00%, 3/20/2050	486,781	374,692
Series 2020-65, Class KC, 1.00%, 5/20/2050	464,070	358,261
Series 2021-16, Class JB, 1.50%, 1/20/2051	718,289	595,498
Series 2021-97, Class FA, 3.00%, 6/20/2051 (c)	350,164	302,477
Series 2022-9, Class P, 2.00%, 9/20/2051	897,446	782,638
Series 2022-34, Class PN, 3.00%, 2/20/2052	963,329	882,772
Series 2023-101, Class S, IF, 2.38%, 7/20/2053 (c)	1,842,386	1,651,099

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2017-H08, Class EI, IO, 1.46%, 2/20/2067 (c)	19,761,441	711,412
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (e)	848,402	814,056
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (e)	1,100,000	1,090,183
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (c) (d)	807,825	770,255
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (e)	480,000	483,942
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (e)	1,700,000	1,678,931
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (e)	550,000	543,905
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (c) (d)	1,707,159	1,605,475
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (d) (e)	534,327	534,836
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (e)	168,273	164,264
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (e)	163,788	159,773
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (e)	373,719	362,930
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (c) (d)	772,000	770,621
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	1,126,981	988,282
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,745,544	1,674,200
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,401,882	1,307,895
Total Collateralized Mortgage Obligations (Cost $64,469,467)		64,893,661
Commercial Mortgage-Backed Securities — 6.3%
BAMLL Re-REMIC Trust Series 2024-FRR3, Class B, 1.49%, 1/27/2050 (c) (d)	851,000	769,467
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	680,598
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,802,778
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	705,000	607,561
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	614,467
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.47%, 12/25/2029 (c)	5,000,000	225,345
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	322,211
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	887,098
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	498,875
Series 2024-MN9, Class M1, 7.18%, 10/25/2044 (c) (d)	930,000	929,826
FNMA ACES
Series 2020-M52, Class A1, 0.88%, 10/25/2030	294,724	280,124
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (c)	213,040	207,655
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (c)	27,000	22,057
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (c)	492,595	489,646
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (c)	785,277	787,942
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.18%, 7/25/2027 (c) (d)	1,160,000	1,127,690
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (c) (d)	570,000	522,914
Series 2019-KBF3, Class B, 7.46%, 1/25/2029 (c) (d)	306,007	304,616
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (c) (d)	2,000,000	1,639,017
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (c) (d)	978,508	885,222
Series 2018-K154, Class B, 4.16%, 11/25/2032 (c) (d)	610,000	525,483
Series 2018-K155, Class B, 4.31%, 4/25/2033 (c) (d)	580,000	502,129
Series 2015-K46, Class C, 3.82%, 4/25/2048 (c) (d)	316,000	313,415

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2015-K49, Class B, 3.85%, 10/25/2048 (c) (d)	500,000	494,653
Series 2016-K55, Class C, 4.30%, 4/25/2049 (c) (d)	1,000,000	981,032
Series 2016-K58, Class C, 3.87%, 9/25/2049 (c) (d)	1,250,000	1,215,626
Series 2017-K64, Class B, 4.14%, 5/25/2050 (c) (d)	1,455,000	1,415,757
Series 2018-K80, Class B, 4.38%, 8/25/2050 (c) (d)	2,076,000	2,000,203
Series 2017-K71, Class B, 3.88%, 11/25/2050 (c) (d)	100,000	96,784
Series 2017-K71, Class C, 3.88%, 11/25/2050 (c) (d)	2,000,000	1,920,235
Series 2019-K91, Class C, 4.40%, 4/25/2051 (c) (d)	1,200,000	1,136,765
Series 2018-K79, Class C, 4.35%, 7/25/2051 (c) (d)	145,000	138,810
Series 2019-K103, Class B, 3.57%, 12/25/2051 (c) (d)	1,819,000	1,672,062
Series 2019-K102, Class B, 3.65%, 12/25/2051 (c) (d)	375,000	347,021
Series 2019-K102, Class C, 3.65%, 12/25/2051 (c) (d)	2,075,000	1,897,623
Series 2019-K90, Class C, 4.46%, 2/25/2052 (c) (d)	500,000	478,356
Series 2019-K88, Class C, 4.53%, 2/25/2052 (c) (d)	1,000,000	953,571
Series 2019-K94, Class C, 4.10%, 7/25/2052 (c) (d)	1,250,000	1,153,839
Series 2019-K98, Class B, 3.86%, 10/25/2052 (c) (d)	1,040,000	971,393
Series 2019-K98, Class C, 3.86%, 10/25/2052 (c) (d)	2,000,000	1,841,441
Series 2019-K100, Class C, 3.61%, 11/25/2052 (c) (d)	2,000,000	1,818,149
Series 2020-K737, Class B, 3.44%, 1/25/2053 (c) (d)	1,452,000	1,400,828
Series 2020-K737, Class C, 3.44%, 1/25/2053 (c) (d)	2,500,000	2,403,846
Series 2020-K105, Class C, 3.53%, 3/25/2053 (c) (d)	1,651,000	1,495,250
Series 2019-K96, Class C, 3.94%, 8/25/2056 (c) (d)	1,254,000	1,153,139
GAM Re-REMIC Trust
Series 2022-FRR3, Class AK47, 0.70%, 5/27/2048 ‡ (c) (d)	500,000	485,825
Series 2021-FRR1, Class 2A, PO, , 11/29/2050 ‡ (d)	580,000	481,637
Series 2021-FRR2, Class BK44, 1.67%, 9/27/2051 ‡ (c) (d)	1,571,000	1,556,434
Series 2021-FRR2, Class AK44, 1.90%, 9/27/2051 ‡ (c) (d)	1,000,000	991,259
Series 2021-FRR2, Class BK49, 2.26%, 9/27/2051 ‡ (c) (d)	300,000	290,102
GNMA
Series 2012-132, Class Z, 2.66%, 6/16/2054 (c)	529,123	374,319
Series 2013-61, Class Z, 2.79%, 10/16/2054 (c)	736,823	544,955
Series 2013-1, Class Z, 2.38%, 1/16/2055 (c)	771,765	489,576
Series 2017-76, Class B, 2.60%, 12/16/2056	645,559	475,121
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	418,593
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	174,000
Multi-Family Connecticut Avenue Securities Trust Series 2024-01, Class M7, 7.48%, 7/25/2054 (c) (d)	79,945	80,655
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, , 3/28/2049 (d)	2,000,000	1,834,818
Series 2024-FRR2, Class A100, PO, , 11/27/2052 (d)	2,000,000	1,529,906
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	702,086
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	3,150,000	3,199,870
Total Commercial Mortgage-Backed Securities (Cost $55,076,953)		55,561,675

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 0.1%
United Mexican States
6.34%, 5/4/2053	730,000	683,234
3.77%, 5/24/2061	1,000,000	613,750
Total Foreign Government Securities (Cost $1,385,107)		1,296,984
	SHARES
Short-Term Investments — 9.1%
Investment Companies — 9.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (g) (h) (Cost $79,549,361)	79,549,361	79,549,361
Total Investments — 104.3% (Cost $911,459,877)		916,848,937
Liabilities in Excess of Other Assets — (4.3)%		(37,996,908)
NET ASSETS — 100.0%		878,852,029

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(a)	The rate shown is the effective yield as of November 30, 2024.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	58	03/20/2025	USD	6,450,688	82,808
U.S. Treasury 10 Year Ultra Note	40	03/20/2025	USD	4,593,750	82,494
U.S. Treasury 2 Year Note	230	03/31/2025	USD	47,408,750	118,286
U.S. Treasury 5 Year Note	75	03/31/2025	USD	8,072,461	61,467
					345,055
Short Contracts
U.S. Treasury Ultra Bond	(1)	03/20/2025	USD	(127,344)	(4,658)
					340,397

Abbreviations
USD	United States Dollar

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$150,543,338	$22,018,881	$172,562,219
Collateralized Mortgage Obligations	—	59,624,590	5,269,071	64,893,661
Commercial Mortgage-Backed Securities	—	51,075,820	4,485,855	55,561,675
Corporate Bonds	—	124,678,388	—	124,678,388
Foreign Government Securities	—	1,296,984	—	1,296,984
Mortgage-Backed Securities	—	192,914,876	2,824,635	195,739,511
U.S. Treasury Obligations	—	222,567,138	—	222,567,138
Short-Term Investments
Investment Companies	79,549,361	—	—	79,549,361
Total Investments in Securities	$79,549,361	$802,701,134	$34,598,442	$916,848,937
Appreciation in Other Financial Instruments
Futures Contracts	$345,055	$—	$—	$345,055
Depreciation in Other Financial Instruments
Futures Contracts	(4,658)	—	—	(4,658)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$340,397	$—	$—	$340,397
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$5,123,870	$—	$(328)	$13,270	$17,960,515	$(2,058,440)	$979,994	$—	$22,018,881
Collateralized Mortgage Obligations	—	—	(21,672)	3,274	5,287,469	—	—	—	5,269,071
Commercial Mortgage-Backed Securities	2,094,670	—	203,874	12,062	2,525,197	(349,948)	—	—	4,485,855
Mortgage-Backed Securities	—	—	20,952	—	2,803,683	—	—	—	2,824,635
Total	$7,218,540	$—	$202,826	$28,606	$28,576,864	$(2,408,388)	$979,994	$—	$34,598,442

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $211,027.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$20,630,652	$257,490,013	$198,571,304	$—	$—	$79,549,361	79,549,361	$1,235,083	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.